FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Liquidity risk (Details)	12 Months Ended
Dec. 31, 2017
Maximum [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement term of trade and accrued payables, other payables and accrued liabilities	6 months